Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 533,814	$ 439,739	$ 415,953
Finished goods	461,919	340,298	248,713
Other			19,158
Total inventories	$ 995,733	$ 780,037	$ 683,824